INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 17,980,764		$ 23,352,308
Acquisition costs of operating limited partnerships	2,375,082		3,125,005
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(48,902)		(62,998)
Cumulative impairment loss in investment in operating limited partnerships	(2,592,909)		(3,397,130)
Cumulative losses from operating limited partnerships	(17,677,580)		(22,980,730)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A)	(138,624)		(188,624)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(235,949)		(407,477)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	417,413		437,128
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(23,818,955)		(27,468,772)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	123,424		142,774
Cumulative impairment loss in investment in operating limited partnerships	2,592,909		3,397,130
Other	(121,642)		(57,517)
Equity per operating limited partnerships' combined financial statements	(21,181,424)	$ (21,181,424)	(24,145,358)	$ (24,145,358)
Series 15 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	3,800,488		3,950,299
Acquisition costs of operating limited partnerships	541,634		564,428
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(3,252)		(3,252)
Cumulative impairment loss in investment in operating limited partnerships	(189,424)		(189,424)
Cumulative losses from operating limited partnerships	(4,149,446)		(4,322,051)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A)	(14,246)		(14,246)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(52,671)		(52,671)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	45,842		48,582
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(5,101,987)		(5,078,894)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	53,151		53,151
Cumulative impairment loss in investment in operating limited partnerships	189,424		189,424
Other	(80,970)		(77,698)
Equity per operating limited partnerships' combined financial statements	(4,961,457)	(4,961,457)	(4,932,352)	(4,932,352)
Series 16 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	4,254,580		8,042,810
Acquisition costs of operating limited partnerships	462,972		1,016,280
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(12,055)		(12,055)
Cumulative impairment loss in investment in operating limited partnerships	(806,916)		(1,326,748)
Cumulative losses from operating limited partnerships	(3,898,581)		(7,720,287)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A)	(43,920)		(93,920)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(23,359)		(120,021)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	0		0
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,031,371)		(9,143,256)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	52,276		71,626
Cumulative impairment loss in investment in operating limited partnerships	806,916		1,326,748
Other	276,948		289,887
Equity per operating limited partnerships' combined financial statements	(4,962,510)	(4,962,510)	(7,668,936)	(7,668,936)
Series 17 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	2,309,391		3,742,894
Acquisition costs of operating limited partnerships	334,951		508,772
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(2,463)		(16,559)
Cumulative impairment loss in investment in operating limited partnerships	(322,505)		(606,894)
Cumulative losses from operating limited partnerships	(2,319,374)		(3,628,213)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A)	(55,606)		(55,606)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(132,522)		(207,388)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	115,146		132,121
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(3,247,701)		(4,426,234)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	6,706		6,706
Cumulative impairment loss in investment in operating limited partnerships	322,505		606,894
Other	(45,544)		(14,211)
Equity per operating limited partnerships' combined financial statements	(3,037,016)	(3,037,016)	(3,957,718)	(3,957,718)
Series 18 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,630,054		5,630,054
Acquisition costs of operating limited partnerships	777,180		777,180
Syndication costs from operating limited partnerships	(36,455)		(36,455)
Cumulative distributions from operating limited partnerships	(27,368)		(27,368)
Cumulative impairment loss in investment in operating limited partnerships	(963,351)		(963,351)
Cumulative losses from operating limited partnerships	(5,380,060)		(5,380,060)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A)	(5,588)		(5,588)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A)	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	237,589		237,589
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(6,037,627)		(5,555,949)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	11,291		11,291
Cumulative impairment loss in investment in operating limited partnerships	963,351		963,351
Other	(218,902)		(203,969)
Equity per operating limited partnerships' combined financial statements	(5,049,886)	(5,049,886)	(4,553,275)	(4,553,275)
Series 19 [Member]
Funds Investments In Operating Limited Partnerships [Line Items]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	1,986,251		1,986,251
Acquisition costs of operating limited partnerships	258,345		258,345
Syndication costs from operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	(3,764)		(3,764)
Cumulative impairment loss in investment in operating limited partnerships	(310,713)		(310,713)
Cumulative losses from operating limited partnerships	(1,930,119)		(1,930,119)
Investments in operating limited partnerships per balance sheets	0		0
The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2017 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2016 (see note A)	(19,264)		(19,264)
The Fund has recorded acquisition costs at March 31, 2017 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(27,397)		(27,397)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	18,836		18,836
Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(3,400,269)		(3,264,439)
The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	0		0
Cumulative impairment loss in investment in operating limited partnerships	310,713		310,713
Other	(53,174)		(51,526)
Equity per operating limited partnerships' combined financial statements	$ (3,170,555)	$ (3,170,555)	$ (3,033,077)	$ (3,033,077)